Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, other than the events included in the above notes, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

Note 11 – Subsequent Event

On February 11, 2022, the Company and the Sponsor entered into a definitive unit purchase agreement (the “Unit Purchase Agreement”) with SHF, LLC d/b/a Safe Harbor Financial (“SHF”), SHF Holding Co., LLC, the sole member of SHF (the “Seller”), and Partner Colorado Credit Union, the sole member of the Seller (“PCCU”). Pursuant to the Unit Purchase Agreement, upon the closing (the “Closing”) of the contemplated transactions (collectively, the “Business Combination”), the Company will purchase all of the issued and outstanding membership interests of SHF in exchange for an aggregate of $185,000,000, consisting of (i) 11,386,139 shares of Class A Common Stock with an aggregate value equal to $115,000,000 and (b) $70,000,000 in cash. The obligations of the parties to consummate the Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (a) the representations and warranties of the respective parties being true and correct subject to the materiality standards contained in the Unit Purchase Agreement; (b) material compliance by the parties of their respective pre-closing covenants and agreements, subject to the standards contained in the Unit Purchase Agreement; (c) the approval by the Company’s stockholders of the Business Combination; (d) the approval by the Seller’s manager of the Business Combination; (e) the approval by SHF’s managers of the Business Combination; (f) the absence of any Material Adverse Effect (as defined in the Unit Purchase Agreement) with respect to the Company or with respect to SHF since the effective date of the Unit Purchase Agreement that is continuing and uncured; (g) the Company having at least $5,000,001 in tangible net assets upon the Closing; (h) the election of the members of the post-Closing board of directors consistent with the provisions of the Unit Purchase Agreement, a majority of which are to be independent in accordance with the Nasdaq rules; (i) the entry into certain ancillary agreements as of the Closing; (j) the lack of any notice or communication from, or position of, the SEC requiring the Company to amend or supplement the proxy statement on Schedule 14A to be delivered to its stockholders in connection with the approval of the Business Combination and related matters; and (k) the receipt of certain closing deliverables.

Concurrently with entering into the Unit Purchase Agreement, the Company entered into a securities purchase agreement (a “Securities Purchase Agreement”) with certain investors (collectively, the “PIPE Investors”), pursuant to which, among other things, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, an aggregate of 60,000 shares (the “PIPE Shares”) of the Company’s Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Convertible Preferred Stock”), and warrants to purchase up to a number of shares of Class A Common Stock equal to 50% of shares of the Class A Common Stock issuable upon conversion of the PIPE Shares (the “PIPE Warrants”) for gross proceeds of $60.0 million (the “PIPE Financing”). The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Securities Purchase Agreement provides that it will terminate upon the earlier to occur of (i) termination of the Unit Purchase Agreement and (ii) the mutual written agreement of each of the parties.

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, other than the events included in the above notes, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.